Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			126 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Cash balance plan [Member]
Change in plan assets:
Employer contribution	$ 192
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)				$ 0
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	9,477
Fair value of plan assets at end of year	10,763	$ 9,477		10,763
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,129	11,110
Service cost	11	11	$ 5
Interest cost	419	392	412
Plan participants’ contributions	0	0
Actuarial loss (gain)	1,229	(674)
Benefits paid	(672)	(719)
Medicare Part D subsidy	0	0
Settlements, curtailments and amendments	(2)	1
Other	0	13
Foreign exchange impact	2	(5)
Benefit obligation at end of year	11,116	10,129	11,110	11,116
Change in plan assets:
Fair value of plan assets at beginning of year	9,477	10,667
Actual return on plan assets	1,758	(478)
Employer contribution	199	10
Plan participants’ contributions	0	0
Benefits paid	(672)	(719)
Medicare Part D subsidy	0	0
Settlement	(1)	0
Other	0	1
Foreign exchange impact	2	(4)
Fair value of plan assets at end of year	10,763	9,477	10,667	10,763
Funded status at end of year	(353)	(652)		(353)
Assets recognized on the balance sheet at end of year	1	1		1
Liability recognized on the balance sheet at end of year	(354)	(653)		(354)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	11	27	(80)
Settlement loss	0	134	7
Pension benefits qualified [Member] | Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss		134
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	557	621
Service cost	0	0	0
Interest cost	22	21	24
Plan participants’ contributions	0	0
Actuarial loss (gain)	49	(27)
Benefits paid	(57)	(57)
Medicare Part D subsidy	0	0
Settlements, curtailments and amendments	0	0
Other	0	0
Foreign exchange impact	1	(1)
Benefit obligation at end of year	572	557	621	572
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	57	57
Plan participants’ contributions	0	0
Benefits paid	(57)	(57)
Medicare Part D subsidy	0	0
Settlement	0	0
Other	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0	0
Funded status at end of year	(572)	(557)		(572)
Assets recognized on the balance sheet at end of year	0	0		0
Liability recognized on the balance sheet at end of year	(572)	(557)		(572)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	34	37	41
Settlement loss	2	2	6
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	555	611
Service cost	0	0	0
Interest cost	23	21	28
Plan participants’ contributions	44	48
Actuarial loss (gain)	(11)	(33)
Benefits paid	(86)	(92)
Medicare Part D subsidy	0	2
Settlements, curtailments and amendments	0	0
Other	0	0
Foreign exchange impact	0	(2)
Benefit obligation at end of year	525	555	611	525
Change in plan assets:
Fair value of plan assets at beginning of year	511	565
Actual return on plan assets	64	(17)
Employer contribution	7	5
Plan participants’ contributions	44	48
Benefits paid	(86)	(92)
Medicare Part D subsidy	0	2
Settlement	0	0
Other	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	540	511	565	540
Funded status at end of year	15	(44)		15
Assets recognized on the balance sheet at end of year	44	0		44
Liability recognized on the balance sheet at end of year	(29)	(44)		$ (29)
Employee Benefits and Other Expenses Textual [Abstract]
Net periodic benefit cost (income)	(32)	(38)	(21)
Settlement loss	$ 0	$ 0	$ 0